Equity (Details) - Schedule of Classification of Warrants at the Time of Inception	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Classification of Warrants at the Time of Inception [Abstract]
Stock Price as of Measurement Date	$ 11.44
Strike Price	$ 11.5
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$ 18
Days Above Threshold Price (Automatic Redemption)	20 years
Days Above Measurement Period	30 years
Probability of Acquisition	100.00%